Commitments and Contingencies (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 02, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($)	Jan. 28, 2022 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ₪ / shares shares
Commitments and Contingencies [Abstract]
Total consideration		$ 4,200,000
Ordinary shares (in Shares) | shares						10,073,956	10,073,956	3,597,442
Ordinary per shares (in Dollars per share) | ₪ / shares						₪ 0.02		₪ 0.02
IPO [Member]
Commitments and Contingencies [Abstract]
Converted value (in Dollars)				$ 2,019,904
Warrant outstanding (in Shares) | shares						111,261	111,261
Warrant exercise price (in Dollars per share) | $ / shares							$ 4
Israel Innovation Authority [Member]
Commitments and Contingencies [Abstract]
Research and development grant received				300.00%
Grant received (in Dollars)					$ 748,000
Royalties payment (in Dollars)				$ 121,000
Minimum [Member] | Israel Innovation Authority [Member]
Commitments and Contingencies [Abstract]
Royalties rate				3.00%
Maximum [Member] | Israel Innovation Authority [Member]
Commitments and Contingencies [Abstract]
Royalties rate				3.50%
Grant received (in Dollars)				$ 613,000
Former Parent Company [Member]
Commitments and Contingencies [Abstract]
Sale percentage		100.00%	100.00%
Total consideration			$ 6
Ordinary shares (in Shares) | shares	111,261
Ordinary per shares (in Dollars per share) | $ / shares	$ 2.7797
Converted value (in Dollars)	$ 10,000,000
Former Parent Company [Member] | IPO [Member]
Commitments and Contingencies [Abstract]
Ordinary shares percentage	50.00%
Bank of Israel [Member]
Commitments and Contingencies [Abstract]
Bear interest rate						0.72%	0.72%